Total Capital and Net Income Per Unit - Incentive Distributions (Parenthetical) (Detail) (USD $)	12 Months Ended
Dec. 31, 2014
Level One [Member] | Minimum [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Exceeded cash distribution per unit	$ 0.4125
Level One [Member] | Maximum [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Exceeded cash distribution per unit	$ 0.4625
Levels Two [Member] | Minimum [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Exceeded cash distribution per unit	$ 0.4625
Levels Two [Member] | Maximum [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Exceeded cash distribution per unit	$ 0.5375
Level Three [Member] | Minimum [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Exceeded cash distribution per unit	$ 0.5375
Level Three [Member] | Maximum [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Exceeded cash distribution per unit	$ 0.6500
Level Four [Member] | Minimum [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Exceeded cash distribution per unit	$ 0.6500